Employees' Defined Benefit Plans, Foreign Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Change in plan assets:
Fair value of plan assets at end of year	¥ 21,544	¥ 14,841
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of year	19,966	6,119
Service cost	553	549
Interest cost	741	625
Actuarial loss (gain)	(548)	992
Acquisition and other	131	10,171
Foreign currency exchange rate changes	2,155	2,297
Benefits paid	(1,032)	(787)
Defined Benefit Plan, Benefit Obligation	21,966	19,966
Change in plan assets:
Fair value of plan assets at beginning of year	7,014	563
Actual return on plan assets	957	505
Employer contribution	2,103	588
Acquisition and other		4,994
Foreign currency exchange rate changes	714	886
Benefits paid	(675)	(522)
Fair value of plan assets at end of year	10,113	7,014
Funded status	¥ (11,853)	¥ (12,952)